Document and Entity Information	Jun. 01, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001124804
Document Type	8-K
Document Period End Date	Jun. 01, 2020
Entity Registrant Name	ALLSCRIPTS HEALTHCARE SOLUTIONS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35547
Entity Tax Identification Number	36-4392754
Entity Address, Address Line One	222 Merchandise Mart Plaza
Entity Address, Address Line Two	Suite 2024
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
City Area Code	(800)
Local Phone Number	334-8534
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security Exchange Name	NASDAQ
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	MDRX